UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (5,238)	$ 29,145	$ (18,525)	$ 44,047
Other comprehensive (loss)/income:
Amount reclassified from accumulated other comprehensive income to statements of operations	0	0	0	(26)
Other comprehensive loss	0	0	0	(26)
Comprehensive (loss)/income	(5,238)	29,145	(18,525)	44,021
Comprehensive (loss)/income attributable to:
Golar LNG Partners LP Owners	(5,516)	28,440	(20,514)	43,169
Non-controlling interests	$ 278	$ 705	$ 1,989	$ 852